NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
NON-CONTROLLING INTERESTS [Text Block]
15.	NON-CONTROLLING INTERESTS

During the year ended December 31, 2016, the Company incorporated four new wholly owned subsidiaries in Canada and transferred certain exploration and evaluation assets to three of its wholly owned subsidiaries (Note 5). As at December 31, 2017, NexGen held 100% ownership of the subsidiaries with the exception of IsoEnergy, where it retained 63.9% of IsoEnergy’s outstanding common shares (Note 4(b)).

NexGen received 29,000,000 common shares of IsoEnergy on the transfer of exploration assets to IsoEnergy. Subsequent to the transfer, common shares of IsoEnergy were issued to third parties as part of financings thereby resulting in the recognition of non- controlling interests.

In June 2016, IsoEnergy issued 1,000,000 of its common shares for a 100% interest in the Thorburn North property. In August 2016, IsoEnergy accrued a liability of approximately $450,000 owing to NexGen, representing operational expenses financed by NexGen on behalf of IsoEnergy, which was converted into 450,000 common shares. A further 302,881 common shares of IsoEnergy were issued to an unrelated third party as part of a series of transactions relating to the listing of IsoEnergy on the TSX- V. During the year ended December 31, 2016, IsoEnergy issued 6,364,450 of its common shares and 3,934,636 of its flow- through common shares to unrelated third parties in exchange for gross proceeds of $10,692,550 and issued 8,580 of its common shares as a finder’s fee relating to the financings.

During the year ended December 31, 2017, IsoEnergy issued 999,999 of its flow-through common shares to unrelated third parties in exchange for gross proceeds of $1,100,000. A further 3,000,000 and 1,000,000 of its common shares were issued for the acquisition of the Radio and Geiger properties, respectively.

For financial reporting purposes, the assets, liabilities, results of operations, and cash flows of the Company’s wholly owned subsidiaries and non-wholly owned subsidiary, IsoEnergy, are included in NexGen’s consolidated financial statements. Third party investors’ share of the net earnings of IsoEnergy is reflected in the loss and comprehensive loss attributable to non-controlling interests in the consolidated statements of loss and comprehensive loss.

Summarized financial information for subsidiaries with material non-controlling interests is as follows:

	2017	2016
Cash and cash equivalents	$3,325,000	$6,492,000
Other current assets	67,000	214,000
Non-current assets	39,124,000	33,086,000
Total assets	$42,516,000	$39,792,000

Current liabilities	247,000	468,000
Non-current liabilities	281,000	137,000
Total liabilities	$528,000	$605,000

Loss from operations	$2,516,000	$2,255,000
Loss and comprehensive loss	2,462,000	2,470,000

Net cash flow from operating activities	(1,536,000)	(1,266,000)
Net cash flow from investing activities	(2,647,000)	(2,825,000)
Net cash flow from financing activities	1,017,000	10,583,000
Net increase (decrease) in cash and cash equivalents	$(3,166,000)	$6,492,000